Financial Instruments Risks - Forward Transactions and Foreign Currency Forward (Details) € in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Foreign Currency Forward Transactions [Abstract]
Foreign currency forward purchases—US$		$ 1,189,085			$ 1,011,403
Foreign currency forward sales—US$		1,129,832			978,794
Foreign currency forward, net - US$		$ 59,253			$ 32,609
Foreign currency forward purchases—Euros			$ 0			€ 0
Foreign currency forward sales - Euros | €				€ 11,432		6,834
Foreign currency forward, net - Euros | €	€ (11,432)					€ (6,834)